Shareholder Report, Holdings (Details)	Mar. 31, 2026
CoreValues Alpha Greater China Growth ETF | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CoreValues Alpha Greater China Growth ETF | Alibaba Group Holding Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CoreValues Alpha Greater China Growth ETF | Xiaomi Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CoreValues Alpha Greater China Growth ETF | Luckin Coffee, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CoreValues Alpha Greater China Growth ETF | Trip.com Group Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CoreValues Alpha Greater China Growth ETF | Meituan - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CoreValues Alpha Greater China Growth ETF | J&T Global Express Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CoreValues Alpha Greater China Growth ETF | Horizon Robotics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CoreValues Alpha Greater China Growth ETF | UBTech Robotics Corp. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
CoreValues Alpha Greater China Growth ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CoreValues Alpha Greater China Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
CoreValues Alpha Greater China Growth ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
CoreValues Alpha Greater China Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
CoreValues Alpha Greater China Growth ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CoreValues Alpha Greater China Growth ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CoreValues Alpha Greater China Growth ETF | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CoreValues Alpha Greater China Growth ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
CoreValues America First Technology ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CoreValues America First Technology ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CoreValues America First Technology ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CoreValues America First Technology ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CoreValues America First Technology ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CoreValues America First Technology ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CoreValues America First Technology ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
CoreValues America First Technology ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CoreValues America First Technology ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CoreValues America First Technology ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CoreValues America First Technology ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
CoreValues America First Technology ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CoreValues America First Technology ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
CoreValues America First Technology ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CoreValues America First Technology ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
CoreValues America First Technology ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
CoreValues America First Technology ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CoreValues America First Technology ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CoreValues America First Technology ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Represents less than 0.05%.